Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

10. Stockholders’ Equity

Common Stock

On March 26, 2019, the Company entered into a Securities Purchase Agreement with certain existing investors, pursuant to which the Company sold, in a registered public offering by the Company directly to the investors an aggregate of 478,469 shares of common stock, par value $0.0001 per share, at an offering price of $4.18 per share for proceeds of $1,985,001 net of offering expenses of $15,000.

During the nine months ended September 30, 2019, the Company issued 1,412,420 shares of common stock from the conversion of 21,591 shares of Series H-4 Convertible Preferred stock.

During the nine months ended September 30, 2019, the Company granted 116,666 shares of common stock to a service provider and recorded $222,200 stock based compensation as a part of general and administrative expense in the Company’s consolidated statements of operations.

During the nine months ended September 30, 2019, the Company issued 277,778 shares of common stock from the exercise of Series K warrants and received cash proceeds of $16,667.

During the nine months ended September 30, 2019, the Company issued 31,646 shares of common stock to a director and recorded $25,000 stock based compensation as part of general and administrative expenses in the Company’s consolidated statements of operations. Concurrently and upon vesting, the Company paid $9,857 of personal withholding taxes for the grantee and reserved 12,477 shares of common stock as consideration for the cash paid which was immediately retired.

Preferred Stock

In accordance with the Certificate of Incorporation, there are 5,000,000 authorized preferred shares at a par value of $0.0001.

Voting Privileges and Protective Features of Preferred Stock

Each holder of outstanding shares of Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of such Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Preferred Stock shall be entitled to elect the majority of the directors of the Company. In liquidation, the Preferred Stockholders receive their original purchase price plus any dividends if declared.

For so long as any shares of Preferred Stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Preferred Stock is necessary for the Company to conduct certain corporate actions, including but not limited to liquidation, windup or dissolution of the Company; certain amendments to the certificate of incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks junior to the Preferred Stock with respect to liquidation preference, the payment of dividends and rights of redemption or increase in the authorized number of shares of any series of capital stock; authorize the creation of, or issue, or authorize the issuance of any debt security unless such indebtedness was approved by the Board of Directors, and increase or decrease the authorized number of directors constituting the Board of Directors.

Series Seed

On January 30, 2018, the Company converted 275,691 shares of Series Seed Preferred Stock into 45,949 shares of common stock in connection with the Merger.

Series A

On January 30, 2018, the Company converted 611,944 shares of Series A Preferred Stock into 101,991 shares of common stock in connection with the Merger.

Series H Convertible Preferred Stock

On January 30, 2018, in accordance with the Merger the Company issued 8 shares of Series H Convertible Preferred Stock.

Under the terms of the Series H Certificate of Designation, each share of Series H Preferred Stock has a stated value of $154 and is convertible into shares of the Company’s Common Stock, equal to the stated value divided by the conversion price of $36.96 per share (subject to adjustment in the event of stock splits or dividends). The Company is prohibited from effecting the conversion of the Series H Preferred Stock to the extent that, as a result of such conversion, the holder would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon such conversion.

Series H-1 and H-2 Convertible Preferred Stock

The Company has designated 9,488 Series H-1 Preferred Stock and designated 3,500 Series H-2 Preferred Stock, none of which are outstanding.

Series H-3 Convertible Preferred Stock

On January 30, 2018, in accordance with the Merger the Company issued 2,189 shares of Series H-3 Convertible Preferred Stock.

Pursuant to the Series H-3 Certificate of Designation (as defined below), the holders of the Series H-3 Shares are entitled to elect up to two members of a seven member Board, subject to certain step downs; pursuant to the Series H-3 Securities Purchase Agreement, the Company agreed to effectuate the appointment of the designees specified by the Series H-3 Investors as directors of the Company.

On March 30, 2017, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designations, Preferences and Rights with respect to the Series H-3 Shares (the “Series H-3 Certificate of Designation”).

Under the terms of the Series H-3 Certificate of Designation, each share of the Series H-3 Shares has a stated value of $138 and is convertible into shares of common stock, equal to the stated value divided by the conversion price of $33.12 per share (subject to adjustment in the event of stock splits and dividends). The Company is prohibited from effecting the conversion of the Series H-3 Shares to the extent that, as a result of such conversion, the holder or any of its affiliates would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series H-3 Shares.

Series H-4 Convertible Preferred Stock

On March 8, 2018, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with investors pursuant to which the Company issued to the investors an aggregate of 25,472 shares of the Company’s newly designated Series H-4 Convertible Preferred Stock, par value $0.0001 per share (the “Series H-4 Shares”) convertible into 424,533 shares of common stock of the Company, and warrants to purchase 424,533 shares of common stock of the Company, with an exercise price of $15.60 per share, subject to adjustments (the “Warrants”). The purchase price per Series H-4 Share and warrant was $235.50, equal to (i) the closing price of the Common Stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.

On March 8, 2018, the Company filed the Certificate of Designations, Preferences and Rights of the Series H-4 Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, establishing and designating the rights, powers and preferences of the Series H-4 Convertible Preferred Stock (the “Series H-4 Stock”). The Company designated up to 30,000 shares of Series H-4 Stock and each share has a stated value of $235.50 (the “Stated Value”). Each share of Series H-4 Stock is convertible at any time at the option of the holder thereof, into a number of shares of Common Stock determined by dividing the Stated Value by the conversion price of $3.60 per share, subject to a 9.99% blocker provision. The Series H-4 Stock has the same dividend rights as the Common Stock, and no voting rights except as provided for in the Certificate of Designation or as otherwise required by law. In the event of any liquidation or dissolution of the Company, the Series H-4 Stock ranks senior to the Common Stock in the distribution of assets, to the extent legally available for distribution.

The holders of Series H-4 Stock are entitled to certain anti-dilution adjustments if the Company issues shares of its common stock at a lower price per share than the applicable conversion price of the Series H-4 Stock. If any such dilutive issuance occurs prior to the conversion of the Series H-4 Stock, the conversion price will be adjusted downward to a price equal to the issuance (subject to a floor of $2.82 per share). On August 31, 2018, the Company entered into an agreement with certain investors to exercise Series H-4 warrants and issue Series J warrants which resulted in a reduced conversion price of $3.60 per share for the Series H-4 Stock. See “Exercise of Series H-4 Warrants and Issuance of Series J Warrants” below.

If at any time (i) the volume weighted average price (“VWAP”) of the Common Stock exceeds $35.10 for not less than ten (10) consecutive Trading Days (the “Mandatory Exercise Measuring Period”); (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series H-4 Warrants still unexercised for a cash exercise.

During the nine months ended September 30, 2019, investors converted 21,591 shares of Series H-4 Stock into 1,412,420 shares of Common Stock.

Stock Based Compensation

Service Based Restricted Stock Units and Common Stock

On February 28, 2018, the Company issued 244,643 restricted stock units (“RSUs”) to two members of management. On March 26, 2019, the Board of Directors, with the consent of the grantees, agreed to amend the vesting period for the RSUs issued on February 28, 2018 to vest in full on May 17, 2019. The RSUs were valued using the fair market value of the Company’s closing stock price on the date of grant totaling $3,243,966, which was amortized over the original vesting period. On June 6, 2019, the Company issued 244,643 shares of common stock upon vesting of the RSUs. Upon vesting, the Company paid $183,333 of personal withholding taxes for the grantees and reserved 120,658 shares of common stock as consideration for the cash paid which was immediately retired.

On July 30, 2019, the Company’s compensation committee approved the grant of shares of common stock in an amount equal to $260,000, the number of shares to be determined based on the closing price of the Company’s common stock on the date of grant. One half of the shares vested on July 31, 2019 and the remaining shares shall vest in two equal quarterly installments over the following six-month period. The grant is for services rendered for the period from February 1, 2019 through January 31, 2020.

On August 27, 2019, the board of directors approved the grant of 164,559 shares of vested common stock determined by the closing price of the Company’s common stock on August 27, 2019. The Company issued 31,646 shares of common stock to one board member; 132,913 vested shares have not been issued because not enough authorized and unissued shares remain in the equity incentive plan. On November 14, 2019 the board of directors modified the terms to convert the grant to a contingent payment payable upon a merger or change in control within twelve months. Upon a merger or change in control, the board of directors will have the option to satisfy the director payments in the form of cash or equity, if available. For the three and nine months ended September 30, 2019, the Company recorded $66,005 and $172,142, respectively, as general and administrative expense related to this grant. From this grant, the Company issued 31,646 shares on August 27, 2019 to one grantee and recognized a total of $25,000 as a credit to additional paid in capital for restricted stock units issued to the board of directors. The balance of the accrual is recorded and carried forward through accrued expenses.

Employee and Non-employee Stock Options

The following table summarizes stock option activity during the nine months ended September 30, 2019:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	302,772	$18.30	7.20	$-
Granted	99,072	2.32		-
Forfeited	(21,448)	13.09		-
Outstanding at September 30, 2019	380,396	$14.43	7.09	$-

At September 30, 2019, unamortized stock compensation for stock options was approximately $162,766, with a weighted-average recognition period of 1.32 years.

Share Based Compensation

The following table sets forth total non-cash stock-based compensation for common stock, RSUs and options issued to employees and non-employees by operating statement classification for the three and nine months ended September 30, 2019 and 2018:

	Three Months ended September 30,		Nine Months ended September 30,
	2019	2018	2019	2018
Research and development	$3,799	$2,127	$11,274	$8,837
Selling, general and administrative	(53,862)	785,609	576,782	2,426,701
Total	$(50,063)	$787,736	$588,056	$2,435,538

The Company recorded a reduction in non-cash stock-based compensation expense for the three months ended September 30, 2019 in the amount of $50,063. This was a result of $97,079 expensed for stock-based compensation, and concurrently $147,142 of stock-based compensation was reversed and reclassified as cash based compensation. As per the statement of changes in stockholders’ equity, $56,074 was recorded as additional paid-in capital in connection with share-based compensation during the three months ended September 30, 2019.

Non-cash stock-based compensation for the nine months ended September 30, 2019 was $588,056. As per the statement of changes in stockholders’ equity, $592,780 was recorded as to additional paid-in capital in connection with share-based compensation during the nine months ended September 30, 2019. The difference was due to a portion of share-based payment that was recorded as a accrued expense at December 31, 2018 and issued during the nine months ended September 30, 2019.

Stock option pricing model

The fair value of the stock options granted during the three and nine months ended September 30, 2019, was estimated at the date of grant using the Black-Scholes options pricing model with the following assumptions:

	For the three and nine months ended September 30,
	2019	2018
Fair value of common stock	$2.32	$10.92 – $13.26
Expected volatility	151.76%	118.10% - 143.50%
Dividend yield	$-	$-
Risk-free interest	2.70%	2.85% - 3.00%
Expected life (years)	5.5	5.125 - 5.33

Warrants

Service Based Warrants

On March 8, 2018, in connection with the financing discussed above, the Company issued 1,371 Series H-4 Shares and 22,850 common stock warrants to a service provider. The Company valued these warrants using the Black-Scholes option pricing model with the following inputs: exercise price of $15.60; fair market value of underlying stock of $13.20; expected term of 5 years; risk free rate of 2.63%; volatility of 120.63%; and dividend yield of 0%. For the period ended March 31, 2018, the Company recorded the fair market value of the Series H-4 Shares and warrants as an increase and decrease to additional paid in capital in the amount of $568,648 as these services were provided in connection with the sale of the Series H-4 shares.

Warrant Exchange

On April 19, 2018, the Company entered into separate Warrant Exchange Agreements (the “Exchange Agreements”) with the holders (the “Merger Warrant Holders”) of existing warrants issued in the Merger (the “Merger Warrants”) to purchase shares of Common Stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of Common Stock and 1/12 of a warrant to purchase a share of Common Stock (collectively, the “Series I Warrants”). The Series I Warrants have an exercise price of $13.80 per share. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued the (a) stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861. The warrants were valued using the Black-Scholes option-pricing model on the date of the exchange using the following assumptions: (a) fair value of common stock $10.32, (b) expected volatility of 103% and 110%, (c) dividend yield of $0, (d) risk-free interest rate of 2.76% and 2.94%, (e) expected life of 3 years and 4.13 years.

If at any time (i) the volume weighted average price (“VWAP”) of the Common Stock exceeds $27.60 for not less than the Mandatory Exercise Measuring Period; (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series I Warrants still unexercised for a cash exercise.

Exercise of Series H-4 Warrants and Issuance of Series J Warrants

On August 31, 2018, the Company offered (the “Repricing Offer Letter”) to the holders (the “Holders”) of the Company’s outstanding Series H-4 Warrants to purchase common stock of the Company issued on March 8, 2018 (the “Series H-4 Warrants”) the opportunity to exercise such Series H-4 Warrants for cash at a reduced exercise price of $3.60 per share (the “Reduced Exercise Price”) provided such Series H-4 Warrants were exercised for cash on or before September 4, 2018 (the “End Date”). In addition, the Company issued a “reload” warrant (the “Series J Warrants”) to each Holder who exercised their Series H-4 Warrants prior to the End Date, covering one share for each Series H-4 Warrant exercised during that period. The terms of the Series J Warrants are substantially identical to the terms of the Series H-4 Warrants except that (i) the exercise price is equal to $6.00, (ii) the Series J Warrants may be exercised at all times beginning on the 6-month anniversary of the issuance date on a cash basis and also on a cashless basis, (iii) the Series J Warrants do not contain any provisions for anti-dilution adjustment and (iv) the Company has the right to require the Holders to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise if the volume-weighted average price (as defined in the Series J Warrant) for the Company’s common stock equals or exceeds $9.00 for not less than ten consecutive trading days.

If at any time (i) the VWAP of the Common Stock exceeds $9.00 for not less than the Mandatory Exercise Measuring Period; (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise.

On September 4, 2018, the Company received executed Repricing Offer Letters from a majority of the Holders, which resulted in the issuance of 260,116 shares of the Company’s common stock and Series J Warrants to purchase up to 260,116 shares of the Company’s common stock. The Company received gross proceeds of $936,423 from the exercise of the Series H-4 Warrants pursuant to the terms of the Repricing Offer Letter.

On September 5, 2018, the Company received a request from Nasdaq to amend its Series H-4 Warrants to provide that the Series H-4 Warrants may not be exercised until the Company has obtained stockholder approval of the issuance of Common Stock underlying the Series H-4 Warrants pursuant to the applicable rules and regulations of Nasdaq. In response to the request, on September 10, 2018, the Company entered into an amendment (the “Warrant Amendment”) with the holders of the Series H-4 Stock to provide for stockholder approval as described above prior to the exercise of the Series H-4 Warrants. On November 15, 2018, the Company obtained such stockholder approval.

The Company considers the warrant amendment for the Reduced Exercise Price and issuance of the Series J Warrants to be of an equity nature as the amendment and issuance allowed the warrant holders to exercise warrants and receive a share of common stock and warrant which, represents an equity for equity exchange. Therefore, the change in the fair value before and after the modification and the fair value of the Series J warrants will be treated as a deemed dividend in the amount of $1,019,040. The cash received upon exercise in excess of par is accounted through additional paid in capital.

The Company valued the deemed dividend as the sum of: (a) the difference between the fair value of the modified award and the fair value of the original award at the time of modification of $129,476, and (b) the fair value of the Series J Warrants in the amount of $889,564. The warrants were valued using the Black-Scholes option-pricing model on the date of the modification and issuance using the following assumptions: (a) fair value of common stock $3.90, (b) expected volatility of 144.3%, (c) dividend yield of 0%, (d) risk-free interest rate of 2.77% and 2.78%, (e) expected life of 4.51 years and 5 years.

At the March 8, 2018 closing, the Company issued Series H-4 Warrants that entitled the holders to purchase, in aggregate, up to 447,383 shares of its common stock. As referenced above, on September 4, 2018, the Company received executed Repricing Offer Letters from a majority of the investors resulting in the exercise of Series H-4 Warrants to purchase 260,116 shares of common stock. The Series H-4 Warrants were initially exercisable at an exercise price equal to $15.60 per share. On November 15, 2018, the Company obtained shareholder approval to reduce the exercise price from $15.60 per share to $3.60 per share for 187,267 Series H-4 Warrants. The Company considers the modification to the warrant exercise price to be of an equity nature. Therefore, the change in the fair value before and after the modification is accounted for as a deemed dividend in the amount of $63,760.

Issuance of Pre-Funded Series K Warrants

On November 14, 2018, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company agreed to issue and sell, in a registered direct offering, a Pre-Funded Series K Warrant (the “Series K Warrant) to purchase 277,778 shares of common stock, in lieu of shares of common stock to the extent that the purchase of common stock would cause the beneficial ownership of the purchaser to exceed 9.99% of the Company’s common stock. The Pre-Funded Series K Warrants were sold at an offering price of $3.54 per share for gross proceeds of $983,329, are immediately exercisable for $0.06 per share of common stock and do not have an expiration date.

During the nine months ended September 30, 2019, the Company issued 277,778 shares of common stock from the exercise of Series K warrants and received cash proceeds of $16,667.

A summary of the Company’s warrants to purchase common stock activity is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding and exercisable at December 31, 2018	863,084	$6.00	2.51
Exercised, K Warrants	(277,778)	0.06	-
Outstanding and exercisable at September 30, 2019	585,306	$8.85	2.95

The warrants expire through the years 2020-2023.

9. Stockholders’ Equity (Deficit)

Common Stock

On January 18, 2018, the Company sold 10,057 shares of common stock for proceeds of $300,000.

On January 30, 2018, the Company converted $3,682,502, the net carrying value of the principal balance of $4,840,000 convertible notes payable, into 136,785 shares of common stock just prior to the Merger.

On April 19, 2018, the Company entered into separate Warrant Exchange Agreements with the holders of existing warrants issued in the Merger to purchase shares of common stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of common stock and 1/12 of a warrant to purchase a share of common stock. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued (a) the stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861. See below under “Warrants” for further details.

During the year ended December 31, 2018, the Company converted $159,584 of accrued interest related to the convertible notes into 4,518 shares of common stock.

During the year ended December 31, 2018, the Company granted 3,333 shares of common stock to a service provider and recorded $31,800 as general and administrative expense in the Company’s consolidated statements of operations.

On September 4, 2018, the Company issued 260,116 shares of common stock from the exercise of Series H-4 Warrants.

On December 17, 2018, the Company issued 14,653 shares of common stock from the conversion of 224 shares of Series H-4 Convertible Preferred Stock.

Preferred Stock

In accordance with the Certificate of Incorporation, there are 5,000,000 authorized preferred shares at a par value of $ 0.0001.

Series Seed

On January 30, 2018, the Company converted 275,691 shares of Series Seed Preferred Stock into 45,949 shares of common stock in connection with the Merger.

Series A

On January 30, 2018, the Company converted 611,944 shares of Series A Preferred Stock into 101,991shares of common stock in connection with the Merger.

Rights and Privileges of Preferred Stock

Voting Privileges and Protective Features of Preferred Stock

Each holder of outstanding shares of Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of such Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Preferred Stock shall be entitled to elect the majority of the directors of the Company. In liquidation, the Preferred Stockholders receive their original purchase price plus any dividends if declared.

The outstanding shares of Preferred Stock are convertible at the option of the holder into common shares on a one to one ratio and the conversion ratio is subject to certain anti-dilution provision.

For so long as any shares of Preferred Stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Preferred Stock is necessary for the Company to conduct certain corporate actions, including but not limited to liquidation, windup or dissolution of the Company; certain amendments to the certificate of incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks junior to the Preferred Stock with respect to liquidation preference, the payment of dividends and rights of redemption or increase in the authorized number of shares of any series of capital stock; authorize the creation of, or issue, or authorize the issuance of any debt security unless such indebtedness was approved by the Board of Directors, and increase or decrease the authorized number of directors constituting the Board of Directors.

Series H Convertible

On January 30, 2018, in accordance with the Merger the Company issued 8 shares of Series H Convertible Preferred Stock.

Under the terms of the Series H Certificate of Designation, each share of Series H Preferred Stock has a stated value of $616 and is convertible into shares of the Company’s common stock (“common stock”), equal to the stated value divided by the conversion price of $36.96 per share (subject to adjustment in the event of stock splits or dividends). The Company is prohibited from effecting the conversion of the Series H Preferred Stock to the extent that, as a result of such conversion, the holder would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon such conversion.

Series H-1 and H-2 Convertible

The Company has designated 9,488 Series H-1 Preferred Stock and designated 3,500 Series H-2 Preferred Stock, none of which are outstanding.

Series H-3 Convertible

On January 30, 2018, in accordance with the Merger the Company issued 2,189 shares of Series H-3 Convertible Preferred Stock.

Pursuant to the Series H-3 Securities Purchase Agreement, the Company agreed to not issue further common stock or securities convertible into or exercisable or exchangeable for common stock, except upon a change in control of the Company, which occurred upon the Merger. The Company also agreed to cause certain of its officers and directors to agree not to exercise their Company stock options except in connection with a change in control of the Company.

Also, pursuant to the Series H-3 Certificate of Designation (as defined below), the holders of the Series H-3 Shares are entitled to elect up to two members of a seven member Board, subject to certain step downs; pursuant to the Series H-3 Securities Purchase Agreement, the Company agreed to effectuate the appointment of the designees specified by the Series H-3 Investors as directors of the Company.

On March 30, 2017, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designations, Preferences and Rights with respect to the Series H-3 Shares (the “Series H-3 Certificate of Designation”).

Under the terms of the Series H-3 Certificate of Designation, each share of the Series H-3 Shares has a stated value of $552 and is convertible into shares of common stock, equal to the stated value divided by the conversion price of $33.12 per share (subject to adjustment in the event of stock splits and dividends). The Company is prohibited from effecting the conversion of the Series H-3 Shares to the extent that, as a result of such conversion, the holder or any of its affiliates would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series H-3 Shares.

Series H-4 Convertible

On March 8, 2018, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with investors pursuant to which the Company issued to the investors an aggregate of 25,472 shares of the Company’s newly designated Series H-4 Convertible Preferred Stock, par value $0.0001 per share (the “Series H-4 Shares”) convertible into 424,533 shares of common stock of the Company, and warrants to purchase 424,533 shares of common stock of the Company, with an exercise price of $15.60 per share, subject to adjustments (the “Warrants”). The purchase price per Series H-4 Share and warrant was $235.50, equal to (i) the closing price of the common stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.

On March 8, 2018, the Company filed the Certificate of Designations, Preferences and Rights of the Series H-4 Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, establishing and designating the rights, powers and preferences of the Series H-4 Convertible Preferred Stock (the “Series H-4 Stock”). The Company designated up to 30,000 shares of Series H-4 Stock and each share has a stated value of $235.50 (the “Stated Value”). Each share of Series H-4 Stock is convertible at any time at the option of the holder thereof, into a number of shares of Common Stock determined by dividing the Stated Value by the initial conversion price of $14.15 per share, subject to a 9.99% blocker provision. The Series H-4 Stock has the same dividend rights as the Common Stock, and no voting rights except as provided for in the Certificate of Designation or as otherwise required by law. In the event of any liquidation or dissolution of the Company, the Series H-4 Stock ranks senior to the Common Stock in the distribution of assets, to the extent legally available for distribution.

On November 15, 2018, the initial conversion price of Series H-4 Shares was adjusted upon obtaining stockholder approval in accordance with Nasdaq rules and regulations which resulted in the 25,475 Series H-4 Shares being convertible into 10,535,880 shares of common stock of the Company.

On December 17, 2018, an investor converted 224 shares of Series H-4 into 14,653 shares of Common Stock.

Stock Based Compensation

Amended and Restated 2014 Equity Incentive Plan

The Company has one equity incentive plan, the 2014 Equity Incentive Plan (the “Plan”), with 706,629 shares of common stock reserved for issuance. As of December 31, 2018, there were 159,213 shares available for grant under the Company’s equity plan. The Plan was amended in 2018 to increase the number of shares of common stock available for issuance thereunder by 285,417, which amendment was approved by the Company’s stockholders on November 15, 2018.

Service Based Restricted Stock Units

On February 28, 2018, the Company issued 244,643 restricted stock units (“RSUs”) to two members of management. The RSUs revised vesting date was extended to May 17, 2019 (see Note 11). The RSUs were valued using the fair market value of the Company’s closing stock price on the date of grant totaling $3,243,966, which is being amortized over the vesting period.

At December 31, 2018, unamortized stock compensation for the RSUs was $289,842, which will be recognized over the next three months.

Service Based Common Stock

On January 30, 2018 the Company issued 213,707 and 35,558 and shares of common stock to Alpha Capital Anstalt and Palladium Capital Advisors, respectively, in connection with the Merger. For the Alpha Capital Anstalt issuance, the Company recorded 90% of the issuance or 192,336 common shares as cost of capital raise and 10% of the issuance or 21,371 common shares as advisory services. The merger costs in the amount of $1,510,722 was recorded as a reduction to additional paid in capital and the advisory service costs in the amount of $167,858 was recorded as general and administrative expense in the consolidated statement of operations. For the Palladium Capital Advisors issuance, the Company recorded $279,327 as general and administrative expense in the consolidated statement of operations.

Service Based Warrants

On March 8, 2018, in connection with the financing discussed above, the Company issued 1,371 Series H-4 Shares and 22,850 common stock warrants to a service provider. The Company valued these warrants using the Black-Scholes option pricing model with the following inputs: exercise price of $15.60; fair market value of underlying stock of $13.20; expected term of 5 years; risk free rate of 2.63%; volatility of 120.63%; and dividend yield of 0%. For the year ended December 31, 2018, the Company recorded the fair market value of the Series H-4 Shares and warrants as an increase and decrease to additional paid in capital in the amount of $568,648 as these services were provided in connection with the sale of the Series H-4 shares.

Consulting Agreement

The Company entered into a two-month consulting agreement with a vendor to receive public relations services beginning on December 24, 2018. The compensation terms are $20,000 cash payment and 33,333 shares of common stock. In accordance with ASC 505, the shares were valued as of December 31, 2018, the reporting date. The Company recorded $6,982 as sales and marketing expense in the consolidated statement of operations for the year ended December 31, 2018. The Company paid the cash upon entering the agreement and will issue the shares of common stock upon completion of the contract term. The contracts total value is accrued ratably over the two-month service period from December 24, 2018 through February 24, 2019, and the Company will issue the shares upon completion of the services.

Modification Expense

The Company modified 60,516 options that were subject to expiration within 90 days following the sale of Suisun City Operations for WPCS employees. The Company extended the expiration date in accordance with the options’ original terms. The Company recorded a modification expense related to the extension of the expiration date and recorded $74,109 as a selling, general and administrative expense for the year ended December 31, 2018 as part of discontinued operations in the consolidated statement of operations. The expense was based on the change in the fair value before and after the modification using the Black-Scholes option-pricing model on the date of the modification using the following assumptions: pre-modification (a) exercise prices of $28.56 to $633.60, (b) fair value of common stock $2.40, (c) expected volatility of 231%, (d) dividend yield of 0%, (e) risk-free interest rate of 2.45%, (f) expected life of 0.25 years; and post-modification (a) exercise prices of $285.56 to $633.60, (b) fair value of common stock $2.40, (c) expected volatility of 152%, (d) dividend yield of 0%, (e) risk-free interest rate of 2.62% to 2.69%, (f) expected life of 6.02 years to 8.35 years.

Employee and Non-employee Stock Options

The following table summarizes stock option activity during the years ended December 31, 2018 and 2017:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	-	$-	-	-
Granted	-	-	-	-
Outstanding at December 31, 2017	-	-	-	-
Acquired in Merger	133,711	36.42	3.88	-
Granted	214,239	5.58	9.72	-
Forfeited	(45,178)	11.64	-	-
Outstanding at December 31, 2018	302,772	$18.3	7.20	-

At December 31, 2018, unamortized stock compensation for stock options was approximately $249,219, with a weighted-average recognition period of 2.08 years.

At December 31, 2018, outstanding options to purchase 266,394 shares of common stock were exercisable with a weighted-average exercise price per share of $19.08.

The following table sets forth total non-cash stock-based compensation for common stock, RSUs, options and warrants issued to employees and non-employees by operating statement classification for the years ended December 31, 2018 and 2017:

	Year ended December 31,
	2018	2017
Research and development	$12,636	$-
Selling, general and administrative	3,780,919	708,998
Stock-based compensation from discontinued operations	74,109	-
Total	$3,867,664	$708,998

Stock option pricing model

The fair value of the stock options granted during the year ended December 31, 2018, was estimated at the date of grant using the Black-Scholes options pricing model with the following assumptions:

Fair value of common stock	$1.62-$13.26
Expected volatility	118.10% - 151.79%
Dividend yield	0%
Risk-free interest	2.79% - 3.00%
Expected life (years)	5.13 - 5.50

No options were granted during the year ended December 31, 2017.

Warrants

Merger Warrants

The warrants to purchase common stock (the “Merger Warrants”) issued in connection with the convertible debt in 2017 are fully vested and exercisable for five years through November 14, 2021. The warrants were valued using the Black-Scholes option-pricing model with the following inputs: exercise price of $59.04; fair market value of underlying stock of $16.68 and $17.40; expected term of 5 years; risk free rate of 1.61%, 1.70%, and 2.01%; volatility of 161%, 147%, and 150%; and a dividend yield of 0.00%. The Company accounted for these warrants as debt discount. The Company recorded amortization of $176,000 and $1,190,663 for the years ended December 31, 2018 and 2017, respectively.

Warrant Exchange

On April 19, 2018, the Company entered into separate Warrant Exchange Agreements (the “Exchange Agreements”) with the holders (the “Merger Warrant Holders”) of existing warrants issued in the Merger (the “Merger Warrants”) to purchase shares of common stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of common stock and 1/12 of a warrant to purchase a share of common stock (collectively, the “Series I Warrants”). The Series I Warrants have an exercise price of $13.80 per share. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued (a) the stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861. The warrants were valued using the Black-Scholes option-pricing model on the date of the exchange using the following assumptions: (a) fair value of common stock $10.32, (b) expected volatility of 103% and 110%, (c) dividend yield of 0%, (d) risk-free interest rate of 2.76% and 2.94%, (e) expected life of 3 years and 4.13 years.

Exercise of Series H-4 Warrants and Issuance of Series J Warrants

On August 31, 2018, the Company offered (the “Repricing Offer Letter”) to the holders (the “Holders”) of the Company’s outstanding Series H-4 Warrants to purchase common stock of the Company issued on March 8, 2018 (the “Series H-4 Warrants”) the opportunity to exercise such Series H-4 Warrants for cash at a reduced exercise price of $3.60 per share (the “Reduced Exercise Price”) provided such Series H-4 Warrants were exercised for cash on or before September 4, 2018 (the “End Date”). In addition, the Company issued a “reload” warrant (the “Series J Warrants”) to each Holder who exercised their Series H-4 Warrants prior to the End Date, covering one share for each Series H-4 Warrant exercised during that period. The terms of the Series J Warrants are substantially identical to the terms of the Series H-4 Warrants except that (i) the exercise price is equal to $6.00, (ii) the Series J Warrants may be exercised at all times beginning on the 6-month anniversary of the issuance date on a cash basis and also on a cashless basis, (iii) the Series J Warrants do not contain any provisions for anti-dilution adjustment and (iv) the Company has the right to require the Holders to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise if the volume-weighted average price (as defined in the Series J Warrant) for the Company’s common stock equals or exceeds $9.00 for not less than ten consecutive trading days.

On September 4, 2018, the Company received executed Repricing Offer Letters from a majority of the Holders, which resulted in the issuance of 260,116 shares of the Company’s common stock and Series J Warrants to purchase up to 260,116 shares of the Company’s common stock. The Company received gross proceeds of $936,423 from the exercise of the Series H-4 Warrants pursuant to the terms of the Repricing Offer Letter.

On September 5, 2018, the Company received a request from Nasdaq to amend its Series H-4 Warrants to provide that the Series H-4 Warrants may not be exercised until the Company has obtained stockholder approval of the issuance of Common Stock underlying the Series H-4 Warrants pursuant to the applicable rules and regulations of Nasdaq. In response to the request, on September 10, 2018, the Company entered into an amendment (the “Warrant Amendment”) with the holders of the Series H-4 Stock to provide for stockholder approval as described above prior to the exercise of the Series H-4 Warrants. On November 15, 2018, the Company obtained such stockholder approval.

The Company considers the warrant amendment for the Reduced Exercise Price and issuance of the Series J Warrants to be of an equity nature as the amendment and issuance allowed the warrant holders to exercise warrants and receive a share of common stock and warrant which, represents an equity for equity exchange. Therefore, the change in the fair value before and after the modification and the fair value of the Series J warrants will be treated as a deemed dividend in the amount of $1,019,040. The cash received upon exercise in excess of par is accounted through additional paid in capital.

The Company valued the deemed dividend as the sum of: (a) the difference between the fair value of the modified award and the fair value of the original award at the time of modification of $129,476, and (b) the fair value of the Series J Warrants in the amount of $889,564. The warrants were valued using the Black-Scholes option-pricing model on the date of the modification and issuance using the following assumptions: (a) fair value of common stock $3.90, (b) expected volatility of 144.3%, (c) dividend yield of 0%, (d) risk-free interest rate of 2.77% and 2.78%, (e) expected life of 4.51 years and 5 years.

At the March 8, 2018 closing, the Company issued Series H-4 Warrants that entitled the holders to purchase, in aggregate, up to 447,383 shares of its common stock. As referenced above, on September 4, 2018, the Company received executed Repricing Offer Letters from a majority of the investors resulting in the exercise of Series H-4 Warrants to purchase 260,116 shares of common stock. The Series H-4 Warrants were initially exercisable at an exercise price equal to $15.60 per share. On November 15, 2018, the Company obtained shareholder approval to reduce the exercise price from $15.60 per share to $3.60 per share for 187,267 Series H-4 Warrants. The Company considers the modification to the warrant exercise price to be of an equity nature. Therefore, the change in the fair value before and after the modification is accounted for as a deemed dividend in the amount of $63,760.

Issuance of Pre-Funded Series K Warrants

On November 14, 2018, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company agreed to issue and sell, in a registered direct offering, a Pre-Funded Series K Warrant (the “Series K Warrant) to purchase 277,778 shares of common stock, in lieu of shares of common stock to the extent that the purchase of common stock would cause the beneficial ownership of the purchaser to exceed 9.99% of the Company’s common stock. The Pre-Funded Series K Warrants were sold at an offering price of $3.54 per share for gross proceeds of $983,329, are immediately exercisable for $0.06 per share of common stock and do not have an expiration date.

A summary of the Company’s warrants to purchase common stock is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
January 1, 2017	-	$-	-
Granted, Merger Warrants	146,358	59.04	4.50
Outstanding, December 31, 2017	146,358	59.04	4.50
Acquired, H-1 warrants	50,744	29.04	1.55
Acquired, H-3 warrants	14,001	33.12	3.25
Granted, H-4 warrants	447,383	3.60	4.18
Granted, I warrants	73,178	13.80	2.30
Granted, Reload warrants	260,116	6.00	2.60
Granted, K warrants	277,778	0.06	*
Exercised, H-4 warrants	(260,116)	3.60	-
Retired, Merger Warrants	(146,358)	59.04	-
Outstanding, December 31, 2018	863,084	$6.00	2.51

* The Series K warrants do not have an expiration date.

The warrants expire through the years 2020-2024, except for the Series K Warrant which has no expiration date.